Loss Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Issued Shares Beginning of Year	724,370,720	22,392,729	22,392,729	356,400
Weighted Average Issuances	135,249	452,517,774	608,854,246	22,036,329
Basic Weighted Average Common Shares, End of Year	724,505,969	474,910,503	631,246,975	22,392,729